Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income		$ 714	$ 723
Other comprehensive income consists of the following:
Translation gain/(loss)		(35)	(27)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax		(11)	(29)
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax		1	2
Other Comprehensive Income		(45)	(54)
Comprehensive Income		669	669
Total comprehensive income attributable to:
AngloGold Ashanti		658	651
Noncontrolling interests		11	18
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect		0	0
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0	$ 0